Auditor's Fees and Services - Schedule of Auditor's Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditors Fees And Services
Auditing services	€ 530	€ 571	€ 580
[of which for the previous year]	(54)	(102)	(221)
Other audit services			85
Auditor's fees and services	€ 530	€ 571	€ 665